Reporting Segment and Geographic Information (Details)	6 Months Ended
Jun. 30, 2026 Segment
Reporting Segment and Geographic Information [Abstract]
Description of CODM	The Company operates as a single operating segment, with its Chief Executive Officer acting as the Chief Operating Decision Maker (CODM). The CODM regularly reviews the financial information on a consolidated basis and evaluates the segment’s performance based on its operating loss, as reported in the consolidated statement of operations.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of operating segments	1
Number of Reportable Segments	1